INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVESTMENTS
Interest income	¥ 7,593	¥ 846	¥ 0
Held-to-maturity investments
Gross unrecognized holding gains	0
Gross unrecognized holding losses	0
Available-for-sale investments
Changes in fair value of the available-for-sale investments, net of tax	¥ 0	¥ 0